UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21197
                                   811-21300

Name of Fund: WCMA Government Securities Fund
              Master Government Securities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, WCMA Government Securities Fund and Master Government Securities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments

WCMA Government Securities Fund
Schedule of Investments as of December 31, 2005                   (in Thousands)

                                            Beneficial
                                              Interest      Mutual Funds                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                             $ 396,311      Master Government Securities Trust                            $ 415,193
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Total Mutual Funds (Cost - $415,628) - 100.0%                   415,193
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $415,628) - 100.0%                                                                                415,193

Liabilities in Excess of Other Assets - (0.0%)                                                                                  (61)
                                                                                                                          ---------
Net Assets - 100.0%                                                                                                       $ 415,132
                                                                                                                          =========

Master Government Securities Trust
Schedule of Investments as of December 31, 2005                   (in Thousands)

                                                                       Face           Interest      Maturity
Issue                                                                 Amount            Rate          Date                   Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations* - 32.1%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                                                   $ 24,500        3.725 -
                                                                                      3.735    %     3/30/2006              $ 24,270
                                                                        10,000        3.855          4/06/2006                 9,897
                                                                        23,000        3.906 -
                                                                                      3.925          4/13/2006                22,744
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                                     26,650        1.875          1/31/2006                26,604
                                                                        22,000        1.625          2/28/2006                21,916
                                                                        45,391        1.50           3/31/2006                45,105
                                                                        22,400        2.00           5/15/2006                22,211
                                                                        26,630        4.625          5/15/2006                26,657
                                                                        22,100        2.50           5/31/2006                21,938
                                                                         2,220        2.375          8/15/2006                 2,193
                                                                        27,000        2.375          8/31/2006                26,641
                                                                         9,000        2.50          10/31/2006                 8,861
                                                                        13,500        2.875         11/30/2006                13,313
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost - $272,626)                                                                          272,350
------------------------------------------------------------------------------------------------------------------------------------

Face Amount   Issue
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 66.7%
------------------------------------------------------------------------------------------------------------------------------------
   $ 38,000   ABN AMRO Bank NV New York Branch, purchased on 12/30/2005 to yield 3.45% to 1/03/2006, repurchase
              price $38,014, collateralized by U.S. Treasury Bill, due 1/05/2006                                              38,000
     42,000   Banc of America Securities LLC, purchased on 12/28/2005 to yield 4.22% to 1/04/2006, repurchase
              price $42,034, collateralized by GNMA, 4% to 6.83% due 11/15/2007 to 9/15/2043                                  42,000
     42,000   Citigroup Global Markets Inc., purchased on 12/28/2005 to yield 4.25% to 1/04/2006, repurchase
              price $42,035, collateralized by GNMA, 5.50% due 7/15/2033                                                      42,000
     42,000   Countrywide Securities Corp., purchased on 12/27/2005 to yield 4.26% to 1/03/2006, repurchase
              price $42,035, collateralized by GNMA, 5.50% to 15% due 3/15/2006 to 11/15/2034                                 42,000
     42,000   Credit Suisse LLC, purchased on 12/27/2005 to yield 4.21% to 1/03/2006, repurchase price $42,034,
              collateralized by U.S. Treasury STRIPS+, due 11/15/2006 to 2/15/2008                                            42,000
     42,000   Deutsche Bank Securities, Inc., purchased on 12/28/2005 to yield 4.20% to 1/04/2006, repurchase
              price $42,034, collateralized by U.S. Treasury Inflation Index Bond, 3.875% due 1/15/2009                       42,000
     42,000   Goldman Sachs & Company, purchased on 12/29/2005 to yield 4.21% to 1/26/2006, repurchase price $42,138,
              collateralized by GNMA, 5.50% due 2/15/2033                                                                     42,000
     42,000   Greenwich Capital Markets, Inc., purchased on 12/28/2005 to yield 4.26% to 1/04/2006, repurchase
              price $42,035, collateralized by GNMA, 5.50% to 7.50% due 8/20/2031 to 12/15/2035                               42,000
     33,000   HSBC Securities (USA), Inc., purchased on 12/30/2005 to yield 3.45% to 1/03/2006, repurchase
              price $33,013, collateralized by U.S. Treasury STRIPS+, due 2/15/2008 to 8/15/2013                              33,000
     42,000   J.P. Morgan Securities Inc., purchased on 12/27/2005 to yield 4.21% to 1/03/2006, repurchase
              price $42,034, collateralized by GNMA, 5% to 5.75% due 5/15/2035 to 12/15/2046                                  42,000
     35,000   Merrill Lynch Government Securities Inc., purchased on 12/30/2005 to yield 3.50% to 1/03/2006, repurchase price $35,014, collateralized by U.S. Treasury Inflation Index Bonds, 0.875% to 4.25%
              due 1/15/2007 to 1/15/2015 (a)                                                                                  35,000
     40,000   Mizuho Securities USA, Inc., purchased on 12/30/2005 to yield 3.55% to 1/03/2006, repurchase
              price $40,016, collateralized by U.S. Treasury Notes, 3% to 7% due 7/15/2006 to 12/15/2010                      40,000

Master Government Securities Trust
Schedule of Investments as of December 31, 2005                   (in Thousands)

Face Amount   Issue                                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
   $ 40,425   Morgan Stanley & Co., Inc., purchased on 12/27/2005 to yield  3.45% to 1/03/2006, repurchase
              price $40,427, collateralized by U.S. Treasury STRIP+ Principal only, due 11/15/2026                          $ 40,425
     42,000   UBS Securities LLC, purchased on 12/28/2005 to yield  4.25% to 1/04/2006, repurchase price $42,035,
              collateralized by GNMA, 4% to 12.50% due 3/15/2006 to 12/20/2035                                                42,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $564,425)                                                                                564,425
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $837,051**) - 98.8%                                                                                836,775

Other Assets Less Liabilities - 1.2%                                                                                          10,452
                                                                                                                            --------
Net Assets - 100.0%                                                                                                         $847,227
                                                                                                                            ========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 837,051
                                                                      =========
      Gross unrealized appreciation                                   $       5
      Gross unrealized depreciation                                        (281)
                                                                      ---------
      Net unrealized depreciation                                     $    (276)
                                                                      =========

+     Separately Traded Registered Interest and Principal of Securities.
(a) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Interest
      Affiliate                                           Activity       Income
      --------------------------------------------------------------------------
      Merrill Lynch Government Securities Inc.           $ (11,000)     $    992
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Government Securities Fund and Master Government Securities Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    WCMA Government Securities Fund and Master Government Securities Trust

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    WCMA Government Securities Fund and Master Government Securities Trust

Date: February 21, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    WCMA Government Securities Fund and Master Government Securities Trust

Date: February 21, 2006